Commitments and Contingencies - Schedule of Future Minimum Lease Payments on a Discounted and Undiscounted Basis (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Lease Payments on a Discounted and Undiscounted Basis [Abstract]
Discount rate		15.00%
2024		$ 13,992
Thereafter
Total undiscounted minimum future payments		13,992
Imputed interest		(342)
Total operating lease payments		13,650
Current lease liabilities		13,650	$ 13,000
Non-current lease liabilities